Stock-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
14. Stock-Based Compensation
Stock-Based Compensation
In October 2017, the Company adopted and approved the 2017 Stock Plan (the “Plan”) under which 3.1 million shares of the Company’s Common Stock were originally reserved for issuance to employees, directors, and consultants. Since inception of the Plan, the Company has periodically amended the Plan to increase the number of reserved shares. In 2023, the Company twice amended the Plan to increase the number of reserved shares to a total of approximately 26.7 million shares. In 2024, the Company twice amended the Plan to increase the number of reserved shares by an additional total 11.3 million shares for a total of approximately 38.1 million shares. Under the Plan, the Company may grant stock options, restricted stock awards, and restricted stock units. Options granted under the Plan may be either incentive stock options (“ISOs”) or non-qualified
stock options (“NSOs”). ISOs may be granted only to Company employees (including officers and directors). Awards granted under the Plan generally vest based on service over various periods ranging from immediately to five years. Certain performance-based awards vest upon the occurrence of a qualified liquidity event (including a change in control or IPO), while some awards may accelerate vesting upon such an event. Options expire as determined by the Board but not more than ten years after the date of grant, unless the holder of an ISO owns more than 10% of the voting power in the Company, in which case the term cannot exceed five years. The Company had approximately
9.6
 million and
0.9
 million shares of Common Stock available for issuance under the Plan, as of December 31, 2024 and 2023, respectively.
In 2024, the Company established a Performance-Based Incentive Compensation Plan (the “Incentive Plan”) that allows for the issuance of stock options, restricted stock awards, restricted stock units, and cash incentives to employees, directors, and consultants. The stock based awards granted under the Incentive Plan are governed in accordance with the Plan. The Incentive Plan also includes cash incentive opportunities tied to the achievement of specific performance goals.
Stock Options
Activity under the Plan is set forth below:

		Outstanding Options
	Shares Available for Grant	Number of Shares Outstanding	Weighted Average Exercise Price	Weighted- Average Remaining Contractual Term
Balance, January 1, 2024	937	14,195	$0.91	8.10
2017 Options Plan Pool amended	11,342	—	—	—
Options granted	(3,854)	3,854	0.88	—
Options exercised	—	(831)	0.72	—
Options canceled	1,218	(1,218)	0.85	—

Balance, December 31, 2024	9,643	16,000	0.91	7.60

Vested and expected to vest		12,533	0.91	7.25
Exercisable		7,665	0.94	6.62
Compensation cost for employee stock-based awards is based on the estimated grant date fair value and is recognized over the vesting period of the applicable award on a straight-line basis for service-based awards with graded vesting. Included in the options granted during 2024 are 2.2 million options where, assuming continued employment of the grantee, a portion of the vesting is accelerated in the event of both a liquidity event and the achievement of certain market criteria, as defined by the option agreement. For performance-based stock options with a vesting schedule based entirely on the attainment of both performance and market conditions, stock-based compensation expense is recognized for each pair of performance and market conditions over the longer of the expected achievement period of the performance and market conditions, beginning at the point in time that the relevant performance condition is considered probable of achievement. The Company records compensation cost for these options under a lattice model considering the market condition and the imputed service period for these awards, however the expense for the current period was immaterial.
The Company uses the Black-Scholes option pricing model to determine the fair value of stock options. The determination of the fair value of stock-based payment awards on the date of grant is affected by the stock price as well as assumptions regarding several complex and subjective variables. These variables include expected stock price volatility over the term of the awards, actual and projected employee stock option exercise behaviors, risk-free interest rates, and expected dividends. As the Company’s Common Stock has not been publicly traded, the estimated the fair value of the Company’s Common Stock was determined considering several objective and subjective factors, including contemporaneous valuations of its Common Stock periodically prepared by an independent valuation firm. The Company assessed the potential impact of material nonpublic information on the share price or expected volatility, as applicable, at the time of grant, and determined no awards required a fair value adjustment.

Expected Term
The expected term represents the period that the stock-based awards are expected to be outstanding. The option grants qualify to be “plain vanilla”, and the Company used the simplified method to determine the expected term. The simplified method calculates the expected term as the average of the time-to-vesting
and contractual life of the option.
Volatility
Since the Company is a private entity with no historical data regarding the volatility of its Common Stock, the expected volatility used is based on volatility of similar entities, referred to as “guideline” companies. In evaluating similarity, the Company considered factors such as industry, stage of life cycle and size.
Risk-Free Interest Rate
The risk-free rate is based on U.S. Treasury
zero-coupon
issues with remaining terms similar to the expected term on the options.
Dividend Yield
The Company has never declared or paid any cash dividends and does not plan to pay cash dividends in the foreseeable future, and, therefore, used an expected dividend yield of zero in the valuation model.
Forfeitures
Employee stock-based compensation expense recognized during the years ended December 31, 2024 and 2023 was calculated based on awards ultimately expected to vest and was reduced for estimated forfeitures. Forfeitures are estimated based on actual historical forfeitures.
The following weighted average assumptions were used in the estimated grant date fair value calculations for options granted as follows during the years ended December 31:

	2024	2023
Expected term (in years)	8.2	2.0
Expected volatility	93.7%	75.0%
Risk-free interest rate	4.2%	4.9%
Dividend yield	0.0%	0.0%
Total stock-based compensation expense related to options was allocated to research and development and general and administrative expense as follows during the years ended December 31:

	2024	2023
Research and development	$506	$536
Selling, general, and administrative	1,335	1,076

	$1,841	$1,612

The weighted-average grant date fair value of employee stock options granted was $0.75 and $0.65 per share during the years ended December 31, 2024 and 2023, respectively. Unrecognized compensation expense, related to non-vested
stock options, which are expected to be recognized over a weighted-average period of 3.2 years and 2.89 years, was $3.4 million and $3.9 million as of December 31, 2024 and 2023, respectively. The aggregate intrinsic value of the options outstanding was $0.7 million and $0.5 million for the years ended

December 31, 2024 and 2023, respectively. The aggregate intrinsic value of the options exercisable was $0.4 million and $0.3 million for the years ended December 31, 2024 and 2023, respectively. The Company received cash proceeds of $0.6 million and $0.6 million from the exercise of stock options during the years ended December 31, 2024, and 2023, respectively.
In 2021, the Company implemented a lending program to allow directors and employees to take out loans with the Company to exercise their stock options. The lending program was discontinued in 2022 when AE Industrial purchased Firefly. As such, no new loans were entered into after 2022. The non-recourse
loans are accounted for as
in-substance
stock options under ASC 718 such that the
non-recourse
loans are not recorded as notes receivable on the consolidated balance sheets, and interest earned on the loans is not recognized in the consolidated statements of net loss and comprehensive loss. Instead, the non-refundable
principal and interest payments received are recorded in additional paid-in
capital. The
in-substance
stock options will be considered substantively exercised at the time the loan is repaid. As of December 31, 2024, and 2023, the Company recognized $0.8 million and $1.0 million, respectively, in non-recourse
employee loans within additional
paid-in
capital.
In 2023 and 2024, the Company entered into three separate arrangements involving stock-based payments to non-employees
whereby fully vested preferred stock was issued in exchange for certain goods and previously rendered services. The non-employee
stock-based awards were classified as equity instruments, and the related cost was recognized in the same period and manner as if the Company had paid cash for the goods or services. As of December 31, 2024 and 2023, $1.0 million and $0.8 million, respectively, was capitalized as a prepaid asset. Separately, in 2024, a total of $1.2 million was recognized as a reduction to accounts payable.